MS-CTFI STAT SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco California Tax-Free Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2009)
Julius Williams	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 to 2015. Prior to 2012, he served as Director of the Municipal High Yield Trading Group.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2009.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

MS-CTFI STAT SUP-1 040116

VK-PTFI STAT SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Pennsylvania Tax Free Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 to 2015. Prior to 2012, he served as Director of the Municipal High Yield Trading Group.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-PTFI STAT SUP-1 040116

ACST MSVK SUP-3 040116

Statement of Additional Information Supplement dated April 1, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C and Y shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Pennsylvania Tax-Free Income Fund

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “– Assets Managed” for Invesco California Tax-Free Income Fund and Invesco Pennsylvania Tax-Free Income Fund in Appendix H of the Statement of Additional Information.

Investments

The following information is as of August 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco California Tax-Free Income Fund
Mark Paris	None	N/A	$500,001 - $1,000,000
John Connelly[1]	None	N/A	None
Tim O’Reilly[1]	None	N/A	$100,001 - $500,000
James Phillips	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001 - $500,000
Julius Williams	None	N/A	$100,001 - $500,000
Invesco Pennsylvania Tax-Free Income Fund
Mark Paris	None	N/A	$500,001 - $1,000,000
John Connelly[1]	None	N/A	None
Tim O’Reilly[1]	None	N/A	$100,001 - $500,000
James Phillips	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001- $500,000
Julius Williams	None	N/A	$100,001 - $500,000

1	The portfolio managers began serving on the fund effective April 1, 2016. Information for the portfolio managers has been provided as of February 29, 2016.

ACST MSVK SUP-3 040116

ACST MSVK SUP-3 040116

Assets Managed

The following information is as of August 31, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco California Tax-Free Income Fund
Mark Paris	16	$22,240.7	None	None	None	None
John Connelly[1]	None	None	None	None	None	None
Tim O’Reilly[1]	None	None	None	None	None	None
James Phillips	16	$22,240.7	None	None	None	None
Robert Stryker	16	$22,240.7	None	None	None	None
Julius Williams	16	$22,240.7	None	None	None	None
Invesco Pennsylvania Tax-Free Income Fund
Mark Paris	16	$22,481.9	None	None	None	None
John Connelly[1]	None	None	None	None	None	None
Tim O’Reilly[1]	None	None	None	None	None	None
James Phillips	16	$22,481.9	None	None	None	None
Robert Stryker	16	$22,481.9	None	None	None	None
Julius Williams	16	$22,481.9	None	None	None	None

ACST MSVK SUP-3 040116

SDHYM STAT SUP-3 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, C, Y and R5 shares of the Fund listed below:

Invesco Short Duration High Yield Municipal Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2015
John Connelly	Portfolio Manager	2016
Tim O’Reilly	Portfolio Manager	2016
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2015
Julius Williams	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	John Connelly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 1994 to 2015, he was employed by Raymond James & Associates, where he served as Senior Vice President of Municipal High Yield Trading from 2012 to 2015. Prior to 2012, he served as Director of the Municipal High Yield Trading Group.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

SDHYM STAT SUP-3 040116

SDHYM-SOAI SUP-3 040116

Statement of Additional Information Supplement dated April 1, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y and R5 shares of the Fund listed below:

Invesco Short Duration High Yield Municipal Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “– Assets Managed” in Appendix F of the Statement of Additional Information.

Investments

The following information is as of July 31, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund[1]	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund[2]	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles[3]
Invesco Short Duration High Yield Municipal Fund
Mark Paris	None	N/A	$500,001 - $1,000,000
John Connelly[4]	None	N/A	None
Tim O’Reilly[4]	None	N/A	$100,001 - $500,000
James Phillips	None	N/A	$100,001 - $500,000
Robert Stryker	None	N/A	$100,001 - $500,000
Julius Williams	None	N/A	$100,001 - $500,000

Assets Managed

The following information is as of July 31, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Short Duration High Yield Municipal Fund
Mark Paris	17	$22,530	None	None	None	None
John Connelly[4]	None	None	None	None	None	None
Tim O’Reilly[4]	None	None	None	None	None	None
James Phillips	17	$22,530	None	None	None	None
Robert Stryker	17	$22,530	None	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from the total investments made in any Invesco Fund or Invesco pooled investment vehicle.
4	The portfolio managers began serving on the fund effective April 1, 2016. Information for the portfolio managers has been provided as of February 29, 2016.

SDHYM-SOAI SUP-3 040116

SDHYM-SOAI SUP-3 040116

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Julius Williams	17	$22,530	None	None	None	None

SDHYM-SOAI SUP-3 040116